Designated Accounting Hedges - Summary of Average Rate or Price of Hedging Instruments (Detail)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Cash flow hedges [member] | Foreign exchange risk [member] | Cross-currency interest rate swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.47	1.44
Cash flow hedges [member] | Foreign exchange risk [member] | Cross-currency interest rate swap [member] | GBP - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.7	1.68
Cash flow hedges [member] | Foreign exchange risk [member] | Cross-currency interest rate swap [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.91	0.9
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.44%	3.81%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Denominated in U.S. dollars [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.09%	4.86%
Cash flow hedges [member] | Equity price risk [member] | Equity swaps [member]
Disclosure of detailed information about hedged items [line items]
Average share price	72.68	66.46
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.92	0.89
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | HKD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.18	0.18
Fair value hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.71%	3.41%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross-currency interest rate swap [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.32	1.34
Average fixed interest rate	2.06%	3.86%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross-currency interest rate swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.46	1.46
Average fixed interest rate	0.63%	0.38%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross-currency interest rate swap [member] | CHF – CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.38	1.38
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Euro Member Countries, Euro
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.89%	0.82%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | United Kingdom, Pounds
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.82%	0.84%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Switzerland, Francs
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.23%	0.23%